Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 9,054	$ 9,812	$ 9,645
Acquisition of GIGA on September 8, 2022		10,459
Impairment		(10,459)
Effect of exchange rate changes	(106)	(758)	167
Goodwill, Ending Balance	$ 8,948	$ 9,054	$ 9,812